Segment and revenue analysis (Details) - Schedule of geographic region - Geographic region [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Total revenue	$ 32,328,119	$ 51,450,247	$ 19,004,301
Mainland China [Member]
Revenue
Total revenue	29,623,568	51,432,545	18,962,130
United States of America [Member]
Revenue
Total revenue			9,338
Other Foreign Countries [Member]
Revenue
Total revenue	$ 2,704,551	$ 17,702	$ 32,833